Quarterly Holdings Report
for

Fidelity® Series Overseas Fund

July 31, 2021

SOV-QTLY-0921
1.9894005.102

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Australia - 0.2%
Lynas Rare Earths Ltd. (a)	4,704,743	$25,341,905
Austria - 0.4%
Erste Group Bank AG	1,644,907	63,826,072
Bailiwick of Jersey - 0.8%
Ferguson PLC	859,200	120,503,659
Sanne Group PLC	522,071	6,124,728

TOTAL BAILIWICK OF JERSEY		126,628,387

Belgium - 0.9%
KBC Groep NV	1,653,665	133,196,722
Bermuda - 2.0%
Genpact Ltd.	1,771,572	88,242,001
Hiscox Ltd. (a)	4,555,872	55,499,451
IHS Markit Ltd.	1,342,400	156,846,016

TOTAL BERMUDA		300,587,468

Canada - 1.3%
Constellation Software, Inc.	110,170	176,472,454
Topicus.Com, Inc.	211,777	15,956,266

TOTAL CANADA		192,428,720

Cayman Islands - 0.8%
NetEase, Inc. ADR	331,700	33,903,057
Parade Technologies Ltd.	1,464,000	89,985,666

TOTAL CAYMAN ISLANDS		123,888,723

China - 0.3%
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	5,746,600	42,244,930
Denmark - 1.6%
DSV Panalpina A/S	1,033,331	251,782,773
Finland - 0.8%
Nordea Bank ABP (Stockholm Stock Exchange)	10,730,800	125,662,086
France - 13.0%
Air Liquide SA	869,600	151,230,910
ALTEN	797,500	126,768,607
BNP Paribas SA	2,531,600	154,374,932
Capgemini SA	1,041,562	225,179,521
Dassault Systemes SA	2,881,900	159,035,779
Edenred SA	2,263,427	131,510,824
Legrand SA	1,586,000	178,735,768
LVMH Moet Hennessy Louis Vuitton SE	462,039	369,939,546
Pernod Ricard SA	683,100	150,801,925
Safran SA	929,800	121,687,004
SR Teleperformance SA	496,428	209,408,472

TOTAL FRANCE		1,978,673,288

Germany - 6.9%
adidas AG	399,032	144,892,959
Allianz SE	764,100	190,346,862
Auto1 Group SE (b)	158,300	7,747,942
Brenntag AG	1,064,600	106,334,644
Deutsche Borse AG	707,702	118,161,244
Hannover Reuck SE	737,216	124,094,740
Merck KGaA	715,600	146,559,219
SAP SE	438,376	62,911,966
Siemens Healthineers AG (b)	1,875,200	123,857,711
SUSE SA (a)	784,845	25,035,192

TOTAL GERMANY		1,049,942,479

Hong Kong - 1.6%
AIA Group Ltd.	20,361,788	243,644,356
India - 1.3%
HDFC Bank Ltd.	5,041,600	97,114,856
Reliance Industries Ltd.	3,634,100	99,490,658
Reliance Industries Ltd.	278,686	5,286,875

TOTAL INDIA		201,892,389

Ireland - 2.4%
Flutter Entertainment PLC (a)	287,002	49,068,732
Kerry Group PLC Class A	577,297	85,602,321
Kingspan Group PLC (Ireland)	1,193,800	129,860,520
Linde PLC	319,800	98,303,322

TOTAL IRELAND		362,834,895

Italy - 2.5%
FinecoBank SpA (a)	6,295,085	112,871,937
GVS SpA (b)	887,538	13,581,661
Moncler SpA	1,514,600	104,208,267
Recordati SpA	2,462,439	152,421,343

TOTAL ITALY		383,083,208

Japan - 12.4%
Daikin Industries Ltd.	621,600	129,810,427
FUJIFILM Holdings Corp.	1,520,800	109,136,884
Hoya Corp.	1,566,407	219,958,068
Kao Corp.	1,342,768	80,849,866
Keyence Corp.	283,494	156,961,174
Nitori Holdings Co. Ltd.	432,634	82,233,423
Olympus Corp.	3,973,792	81,778,056
Persol Holdings Co. Ltd.	3,693,253	73,895,359
Recruit Holdings Co. Ltd.	3,384,046	175,397,303
Relo Group, Inc.	2,658,328	58,325,468
SMC Corp.	219,621	129,724,632
Sony Group Corp.	1,975,700	206,394,453
Suzuki Motor Corp.	1,570,145	63,882,126
TIS, Inc.	2,348,100	60,679,673
Tokyo Electron Ltd.	439,500	181,260,991
Tsuruha Holdings, Inc.	719,532	84,673,972

TOTAL JAPAN		1,894,961,875

Korea (South) - 0.6%
Samsung Electronics Co. Ltd.	1,450,070	98,746,049
Netherlands - 9.5%
Akzo Nobel NV	890,500	109,966,621
ASM International NV (Netherlands)	382,000	135,445,788
ASML Holding NV (Netherlands)	613,928	469,277,177
Corbion NV	213,300	11,684,793
Euronext NV (b)	934,260	103,955,344
IMCD NV	1,197,351	207,372,214
Koninklijke Philips Electronics NV	2,308,323	106,435,618
Prosus NV	1,171,500	104,519,421
Wolters Kluwer NV	1,806,051	205,844,483

TOTAL NETHERLANDS		1,454,501,459

Norway - 0.8%
Equinor ASA	400	7,807
Schibsted ASA (A Shares)	2,217,289	117,556,034

TOTAL NORWAY		117,563,841

Spain - 3.7%
Aena SME SA (a)(b)	513,200	81,698,746
Amadeus IT Holding SA Class A (a)	2,145,670	140,602,430
Cellnex Telecom SA (b)	2,313,625	150,784,900
Iberdrola SA	16,078,511	193,506,375

TOTAL SPAIN		566,592,451

Sweden - 6.9%
AddTech AB (B Shares)	5,356,519	111,381,546
ASSA ABLOY AB (B Shares)	4,355,348	139,703,422
Atlas Copco AB (A Shares)	2,312,100	156,317,341
Hexagon AB (B Shares)	12,235,716	202,545,134
Indutrade AB	7,797,175	254,338,407
Kry International AB (c)	4,451	1,888,286
Nordnet AB	2,683,840	43,304,839
Swedish Match Co. AB	15,141,700	135,593,494

TOTAL SWEDEN		1,045,072,469

Switzerland - 11.0%
Julius Baer Group Ltd.	2,140,262	141,261,607
Lonza Group AG	249,015	193,889,565
Nestle SA (Reg. S)	3,237,621	409,978,906
Roche Holding AG (participation certificate)	886,592	342,501,296
Sika AG	593,651	209,122,961
Sonova Holding AG Class B	425,733	167,266,517
Temenos Group AG	416,790	66,255,738
Zurich Insurance Group Ltd.	359,870	145,090,514

TOTAL SWITZERLAND		1,675,367,104

Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	6,320,684	132,226,799
United Kingdom - 9.5%
Beazley PLC (a)	10,782,256	58,810,306
Bridgepoint Group Ltd.	5,502,031	37,091,942
Compass Group PLC (a)	7,666,187	162,077,759
Cranswick PLC	596,884	33,601,585
Dechra Pharmaceuticals PLC	1,390,463	96,057,355
Diageo PLC	4,765,647	236,310,615
Diploma PLC	1,539,631	63,303,776
Dr. Martens Ltd. (a)	1,251,700	7,533,607
London Stock Exchange Group PLC	987,854	103,004,779
Mondi PLC	4,565,660	126,671,497
RELX PLC (London Stock Exchange)	6,194,655	182,027,459
Rentokil Initial PLC	19,527,622	153,848,761
Smith & Nephew PLC	4,438,500	90,575,447
St. James's Place Capital PLC	4,521,500	99,741,125

TOTAL UNITED KINGDOM		1,450,656,013

United States of America - 6.5%
Ares Management Corp.	1,477,900	105,832,419
Boston Scientific Corp. (a)	1,645,946	75,055,138
CBRE Group, Inc. (a)	936,900	90,373,374
Equifax, Inc.	347,400	90,532,440
Fidelity National Information Services, Inc.	428,700	63,897,735
Global Payments, Inc.	426,827	82,552,610
Intercontinental Exchange, Inc.	885,900	106,157,397
Marsh & McLennan Companies, Inc.	975,228	143,573,066
Moody's Corp.	246,400	92,646,400
Roper Technologies, Inc.	272,736	134,006,106

TOTAL UNITED STATES OF AMERICA		984,626,685

TOTAL COMMON STOCKS
(Cost $10,726,724,465)		15,025,973,146

Nonconvertible Preferred Stocks - 0.1%
Sweden - 0.1%
Kry International AB Series E (c)
(Cost $11,754,376)	25,711	11,481,907

Money Market Funds - 1.1%
Fidelity Cash Central Fund 0.06% (d)
(Cost $168,583,066)	168,549,356	168,583,066
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $10,907,061,907)		15,206,038,119
NET OTHER ASSETS (LIABILITIES) - 0.2%		28,952,799
NET ASSETS - 100%		$15,234,990,918

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $481,626,304 or 3.2% of net assets.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$53,386
Fidelity Securities Lending Cash Central Fund	378,322
Total	$431,708

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$60,601,341	$2,698,103,713	$2,590,122,463	$475	$--	$168,583,066	0.3%
Fidelity Securities Lending Cash Central Fund 0.06%	--	668,017,314	668,017,314	--	--	--	0.0%
Total	$60,601,341	$3,366,121,027	$3,258,139,777	$475	$--	$168,583,066

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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